Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ (1,039,649)	$ 127,178	$ 41,374
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	819,883	815,765	849,225
Amortization of debt discounts, premiums and issuance costs	46,280	37,650	35,281
Loss on retirement of long-term debt	1,924		3,801
Provision for doubtful accounts	54,691	46,698	14,969
Stock-based compensation	42,872	37,264	32,332
Property transactions, net	1,503,942	41,002	124,761
(Income) loss from unconsolidated affiliates	(177,946)	24,875	140,360
Distributions from unconsolidated affiliates	29,333	15,568	16,928
Deferred income taxes	(3,615)	331,833	48,470
Change in operating assets and liabilities:
Accounts receivable	(62,720)	(32,435)	(59,842)
Inventories	(2,649)	3,167	(336)
Income taxes receivable and payable, net	(5,946)	(29,485)	13,468
Prepaid expenses and other	(13,694)	22,144	(38,790)
Prepaid Cotai land concession premium	(22,427)	(22,423)	(7,917)
Accounts payable and accrued liabilities	(139,069)	(288,955)	116,623
Other	(26,131)	824	(20,259)
Net cash provided by operating activities	1,005,079	1,130,670	1,310,448
Cash flows from investing activities
Capital expenditures, net of construction payable	(1,466,819)	(872,041)	(562,124)
Dispositions of property and equipment	8,032	7,651	18,030
Proceeds from sale of business units and investment in unconsolidated affiliates	92,207
Investments in and advances to unconsolidated affiliates	(196,062)	(103,040)	(28,953)
Distributions from unconsolidated affiliates in excess of cumulative earnings	201,612	132	110
Investments in treasury securities - maturities longer than 90 days		(123,133)	(219,546)
Proceeds from treasury securities - maturities longer than 90 days		210,300	252,592
Investments in cash deposits - original maturities longer than 90 days	(200,205)	(570,000)
Proceeds from cash deposits - original maturities longer than 90 days	770,205
Payments for gaming licenses		(85,000)	(21,600)
Other	(4,028)	10,981	1,354
Net cash used in investing activities	(795,058)	(1,524,150)	(560,137)
Cash flows from financing activities
Net borrowings (repayments) under bank credit facilities – maturities of 90 days or less	977,275	(28,000)	(28,000)
Borrowings under bank credit facilities – maturities longer than 90 days	5,118,750	5,171,250	2,793,000
Repayments under bank credit facilities – maturities longer than 90 days	(5,118,750)	(5,171,250)	(2,793,000)
Issuance of senior notes		1,250,750	500,000
Retirement of senior notes	(875,504)	(508,900)	(612,262)
Debt issuance costs	(46,170)	(13,681)	(23,576)
Distributions to noncontrolling interest owners	(307,227)	(386,709)	(318,348)
Proceeds from issuance of redeemable noncontrolling interests	6,250
Other	(12,503)	(5,383)	(7,522)
Net cash provided by (used in) financing activities	(257,879)	308,077	(489,708)
Effect of exchange rate on cash	793	(889)	(443)
Cash and cash equivalents
Net increase (decrease) for the period	(47,065)	(86,292)	260,160
Change in cash related to assets held for sale	3,662	(3,662)
Balance, beginning of period	1,713,715	1,803,669	1,543,509
Balance, end of period	1,670,312	1,713,715	1,803,669
Supplemental cash flow disclosures
Interest paid, net of amounts capitalized	776,540	776,778	840,280
Federal, state and foreign income taxes paid, net of refunds	11,801	42,272	835
Non-cash investing and financing activities
Conversion of convertible senior notes to equity	1,449,499
Increase (decrease) in investment in and advances to CityCenter related to change in completion guarantee liability	(8,198)	83,106	92,956
Increase in construction accounts payable	$ 79,681	$ 74,237	$ 39,287